3. Summary of Significant Accounting Policies (Details - Estimated useful lives) (Sept 2020 Note)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Market related intangible assets [Member]
Estimated useful life of intangible asset	5 years	5 years
Furniture and Fixtures [Member]
Estimated useful lives of property	5 years	5 years
Equipment [Member]
Estimated useful lives of property	5 years	5 years
Warehouse [Member]
Estimated useful lives of property	39 years	39 years
Improvement [Member]
Estimated useful lives of property	5 years	5 years
Construction in Progress [Member]
Estimated useful lives of property	0 years	0 years
Land [Member]
Estimated useful lives of property	0 years	0 years